PGIM Jennison Utility Fund N-1A Cover	Jan. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Sector Funds, Inc.
Entity Central Index Key	0000352665
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 28, 2025
Prospectus Date	Jan. 29, 2026